INVESTMENT IN ASSOCIATE (Details) - Stimunity SA [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Name	Associate: Stimunity S.A.	Associate: Stimunity S.A.
Principal Activity	Biotechnology	Biotechnology
Place of Incorporation and principal place of business	Paris, France	Paris, France
Voting rights held	48.90%	48.90%